SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
May 31, 2020 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Derivative Liabilities, at beginning of period	$ 111,255
Change in fair market value of derivative liabilities	(1,188)
Derivative Liabilities, at end of period	$ 110,067